FAIR VALUE OF FINANCIAL INSTRUMENTS (Details)																								12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2009 EUR (€)	Dec. 31, 2010 Carrying Reported Amount Fair Value Disclosure [Member] EUR (€)	Dec. 31, 2009 Carrying Reported Amount Fair Value Disclosure [Member] EUR (€)	Dec. 31, 2010 Estimate Of Fair Value Fair Value Disclosure [Member] EUR (€)		Dec. 31, 2009 Estimate Of Fair Value Fair Value Disclosure [Member] EUR (€)		Dec. 31, 2010 Estimate Of Fair Value Fair Value Disclosure [Member] EUR (€)	Dec. 31, 2009 Estimate Of Fair Value Fair Value Disclosure [Member] EUR (€)	Dec. 31, 2010 Fair Value Inputs Level 1 Member EUR (€)		Dec. 31, 2009 Fair Value Inputs Level 1 Member EUR (€)		Dec. 31, 2010 Fair Value Inputs Level 2 Member EUR (€)		Dec. 31, 2009 Fair Value Inputs Level 2 Member EUR (€)		Dec. 31, 2010 Fair Value Inputs Level 3 Member EUR (€)		Dec. 31, 2009 Fair Value Inputs Level 3 Member EUR (€)		Dec. 31, 2010 Trading Account Assets Member EUR (€)	Dec. 31, 2009 Trading Account Assets Member EUR (€)	Dec. 31, 2010 Trading Level 3 Greek Governments Debt Securities Member EUR (€)	Dec. 31, 2009 Trading Level 3 Greek Governments Debt Securities Member EUR (€)	Dec. 31, 2010 Trading Level 3 Greek Financial Institutions Debt Securities Member EUR (€)	Dec. 31, 2010 Trading Level 3 Foreign Financial Institutions Debt Securities [Member] EUR (€)	Dec. 31, 2009 Trading Level 3 Foreign Financial Institutions Debt Securities [Member] EUR (€)	Dec. 31, 2010 Trading Foreign Corporate Debt Securities [Member] EUR (€)	Dec. 31, 2009 Trading Foreign Corporate Debt Securities [Member] EUR (€)	Dec. 31, 2010 Derivatives Net Level 3 [Member] EUR (€)	Dec. 31, 2009 Derivatives Net Level 3 [Member] EUR (€)	Dec. 31, 2010 Afs Level 3 [Member] EUR (€)	Dec. 31, 2009 Afs Level 3 [Member] EUR (€)	Dec. 31, 2010 Afs Level 3 Greek Governments Debt Securities [Member] EUR (€)	Dec. 31, 2009 Afs Level 3 Greek Governments Debt Securities [Member] EUR (€)	Dec. 31, 2010 Afs Level 3 Other Governments And Public Entities Debt Securities [Member] EUR (€)	Dec. 31, 2009 Afs Level 3 Other Governments And Public Entities Debt Securities [Member] EUR (€)	Dec. 31, 2010 Afs Level 3 Domestic Corporate Debt Securities [Member] EUR (€)	Dec. 31, 2009 Afs Level 3 Domestic Corporate Debt Securities [Member] EUR (€)	Dec. 31, 2010 Afs Level 3 Foreign Corporate Debt Securities [Member] EUR (€)	Dec. 31, 2009 Afs Level 3 Foreign Corporate Debt Securities [Member] EUR (€)	Dec. 31, 2010 Deposits At Fair Value Level 3 [Member] EUR (€)	Dec. 31, 2009 Deposits At Fair Value Level 3 [Member] EUR (€)
Financial Assets:
Interest bearing deposits with banks				€ 6,398,767,000	€ 3,077,953,000					€ 6,399,000,000	€ 3,082,061,000
Held to maturity securities				3,611,797,000	99,604,000					2,626,824,000	100,182,000
Loans at amortized cost, net of allowance				75,303,928,000	72,922,138,000					75,220,207,000	73,269,534,000
Financial Liabilities:
Deposits at amortized cost				92,654,725,000	87,025,742,000					92,641,905,000	87,055,068,000
Other borrowed funds				1,111,663,000	310,784,000					1,109,408,000	310,377,000
Long-term debt at amortized cost				2,544,850,000	1,867,270,000					2,669,250,000	1,905,105,000
Assets
Money Market Investments Fair Value Disclosure						1,166,434,000		1,239,867,000				941,115,000		1,111,955,000		225,319,000		127,912,000		0		0
Trading Securities Fair Value						774,374,000		3,167,740,000				165,555,000		2,819,565,000		571,957,000		285,058,000		36,862,000		63,117,000
Greek government bonds						4,964,000		2,070,858,000				0		2,058,414,000		4,964,000		3,678,000		0		8,766,000
Debt securities issued by other governments and public entities						177,333,000		194,986,000				128,347,000		153,812,000		48,986,000		41,174,000		0		0
Debt securities issued by Greek financial institutions						29,620,000		175,933,000				0		148,519,000		29,541,000		27,414,000		79,000		0
Debt securities issued by foreign financial institutions						398,845,000		344,022,000				1,000,000		271,451,000		361,062,000		18,882,000		36,783,000		53,689,000
Corporate debt securities issued by Greek companies						16,956,000		160,340,000				0		19,020,000		16,956,000		141,320,000		0		0
Corporate debt securities issued by foreign companies						110,448,000		165,649,000				0		112,397,000		110,448,000		52,590,000		0		662,000
Equity securities issued by Greek companies						6,082,000		29,692,000				6,082,000		29,692,000		0		0		0		0
Equity securities issued by foreign companies						10,272,000		7,682,000				10,272,000		7,682,000		0		0		0		0
Mutual fund units						19,854,000		18,578,000				19,854,000		18,578,000		0		0		0		0
Derivative assets	2,488,775,000	1,731,192,000	1,871,261,000			1,731,192,000		1,871,261,000				3,448,000		41,160,000		1,692,148,000		1,791,995,000		35,596,000		38,106,000
Available-for-sale securities						14,512,870,000		15,740,696,000				4,169,976,000		11,222,592,000		10,151,330,000		3,939,702,000		191,564,000		578,402,000
Greek government bonds						7,428,323,000		9,303,598,000				0		7,504,847,000		7,355,343,000		1,652,521,000		72,980,000		146,230,000
Debt securities issued by other governments and public entities						3,760,706,000		3,222,451,000				3,359,284,000		2,493,391,000		401,422,000		400,986,000		0		328,074,000
Corporate debt securities issued by companies incorporated in Greece						1,109,209,000		854,490,000				0		18,945,000		1,094,863,000		820,659,000		14,346,000		14,886,000
Corporate debt securities issued by companies incorporated outside Greece						1,422,292,000		1,516,857,000				27,016,000		362,138,000		1,291,038,000		1,065,507,000		104,238,000		89,212,000
Equity securities issued by companies incorporated in Greece						146,496,000		221,010,000				138,480,000		220,984,000		8,016,000		26,000		0		0
Equity securities issued by companies incorporated outside Greece						146,498,000		48,872,000				145,850,000		48,869,000		648,000		3,000		0		0
Afs Mutual Funds						499,346,000		573,418,000				499,346,000		573,418,000		0		0		0		0
Loans at fair value (1)						559,107,000	[1]	846,588,000	[1]			0	[1]	0	[1]	559,107,000	[1]	846,588,000	[1]	0	[1]	0	[1]
Other assets						233,576,000		351,459,000				200,009,000		289,153,000		33,567,000		62,306,000		0		0
Total Assets						18,977,553,000		23,217,611,000				5,480,103,000		15,484,425,000		13,233,428,000		7,053,561,000		264,022,000		679,625,000
Liabilities
Deposits at fair value (2)						1,240,756,000	[2]	808,669,000	[2]			0	[2]	0	[2]	1,240,133,000	[2]	803,776,000	[2]	623,000	[2]	4,893,000	[2]
Derivative liabilities						1,787,351,000		1,330,013,000				10,214,000		30,020,000		1,770,597,000		1,278,539,000		6,540,000		21,454,000
Long-term debt at fair value (1)						1,261,100,000	[1]	1,489,784,000	[1]			0	[1]	1,387,695,000	[1]	1,261,100,000	[1]	102,089,000	[1]	0	[1]	0	[1]
Total Liabilities						4,289,207,000		3,628,466,000				10,214,000		1,417,715,000		4,271,830,000		2,184,404,000		7,163,000		26,347,000
Balance at beginning of year																								63,117,000	17,152,000	8,766,000	8,900,000		53,689,000	8,252,000	662,000	0	16,652,000	39,786,000	578,402,000	628,442,000	146,230,000	150,401,000	328,074,000	358,309,000	14,886,000	15,131,000	89,212,000	104,601,000	4,893,000	69,358,000
Gain / (losses) included in earnings																								(6,921,000)	(22,218,000)	0	(574,000)	(57,000)	(6,906,000)	(22,015,000)	42,000	371,000	40,938,000	(4,740,000)	(14,015,000)	(12,502,000)	3,000	1,793,000	(15,360,000)	0	9,000	17,000	1,333,000	(14,312,000)	241,000	(2,912,000)
Gain/(losses) included in OCI																								0	0	0	0	0	0	0	0	0	0	0	(48,000)	(14,272,000)	(29,470,000)	9,581,000	5,573,000	(22,085,000)	(549,000)	(262,000)	24,398,000	(1,506,000)	0	0
Purchases, issuances, and settlements																								(10,568,000)	68,183,000	0	440,000	136,000	(10,000,000)	67,452,000	(704,000)	291,000	(28,534,000)	(18,394,000)	(294,348,000)	(1,042,000)	1,027,000	6,679,000	(284,670,000)	(8,150,000)	0	0	(10,705,000)	429,000	(4,511,000)	(61,553,000)
Transfer into/(out of) level 3																								(8,766,000)	0	(8,766,000)	0	0	0	0	0	0	0	0	(78,427,000)	(22,224,000)	(44,810,000)	(22,224,000)	(33,617,000)	0	0	0	0	0	0	0
Balance at end of year																								36,862,000	63,117,000	0	8,766,000	79,000	36,783,000	53,689,000	0	662,000	29,056,000	16,652,000	191,564,000	578,402,000	72,980,000	146,230,000	0	328,074,000	14,346,000	14,886,000	104,238,000	89,212,000	623,000	4,893,000
Fair Value transfers from Level 1 to Level 2
Trading assets, Greek government bonds transferred from Level 1 to Level 2		6,300,000
Available-sale-securities, Greek government bonds transferred from Level 1 to Level 2		5,600,400,000
Fair Value Level 3
Level 3 bonds' amortization of premium/discount reported in Net interest income before provision for loan losses		381,000	20,846,000
Changes in unrealized gains/(losses) of Level 3 trading assets still held at the reporting date		(7,578,000)	(36,786,000)
Changes in unrealized gains/(losses) of Level 3 derivatives still held at the reporting date		39,852,000	(13,932,000)
Changes in unrealized gains/(losses) of Level 3 deposits still held at the reporting date		€ 10,000	€ (4,572,000)

[1]	Amounts represent items for which the Group has elected the Fair Value Option under ASC 825 “Financial Instruments” (see note 14 and note 25).
[2]	Amounts represent items, which contain an embedded derivative and the Group has elected to account for at fair value through the profit and loss under the provisions of ASC 815 “Derivatives and Hedging” instead of separating the embedded derivative, and items that the Group has elected the Fair Value Option under ASC 825 “Financial Instruments (note 20).